Income tax, Amounts Recognized in OCI (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amounts recognized in other comprehensive income [Abstract]
Amounts recognized in OCI, Before tax	$ (889,857,747)	$ 6,006,484,867	$ 239,931,950
Amounts recognized in OCI, Tax (expense) benefit	266,957,324	(1,801,945,460)	(71,979,584)
Other comprehensive income for the period	(622,900,423)	4,204,539,407	167,952,366
Remeasurement of Defined Benefit Liability [Member]
Amounts recognized in other comprehensive income [Abstract]
Amounts recognized in OCI, Before tax	124,599	(2,554,480)	941,861
Amounts recognized in OCI, Tax (expense) benefit	(37,380)	766,344	(282,558)
Other comprehensive income for the period	87,219	(1,788,136)	659,303
Revaluation of Property, Construction in Process and Equipment [Member]
Amounts recognized in other comprehensive income [Abstract]
Amounts recognized in OCI, Before tax	(889,982,346)	6,009,039,347	238,990,089
Amounts recognized in OCI, Tax (expense) benefit	266,994,704	(1,802,711,804)	(71,697,026)
Other comprehensive income for the period	$ (622,987,642)	$ 4,206,327,543	$ 167,293,063